Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net income	$ 4,184	$ 20,179	$ 12,447
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	18,377	19,379	19,515
Undistributed earnings from investments in equity affiliates	(623)	(603)	(419)
Provision for uncollectible accounts	1,136	1,334	1,762
Deferred income tax expense (benefit) and noncurrent unrecognized tax benefits	2,937	(3,280)	1,885
Net gain from impairment and sale of investments	(89)	(802)	0
Impairment of intangible assets	2,910	85	0
Actuarial loss on pension and postretirement benefits	6,280	2,521	215
Income from discontinued operations	0	(779)	(20)
Changes in operating assets and liabilities:
Accounts receivable	(1,133)	(99)	(490)
Other current assets	(428)	(187)	(617)
Accounts payable and accrued liabilities	(383)	(1,508)	943
Retirement benefit funding	(1,000)	0	0
Other - net	2,480	(1,247)	(816)
Total adjustments	30,464	14,814	21,958
Net Cash Provided by Operating Activities	34,648	34,993	34,405
Investing Activities
Capital expenditures	(20,110)	(19,530)	(16,554)
Interest during construction	(162)	(772)	(740)
Acquisitions, net of cash acquired	(2,368)	(2,906)	(983)
Dispositions	1,301	1,830	287
(Purchases) and sales of securities, net	62	(100)	55
Other	27	29	52
Net Cash Used in Investing Activities	(21,250)	(21,449)	(17,883)
Financing Activities
Net change in short-term borrowings with original maturities of three months or less	(1,625)	1,592	(3,910)
Issuance of long-term debt	7,936	2,235	8,161
Repayment of long-term debt	(7,574)	(9,294)	(8,652)
Issuance of treasury shares	237	50	28
Dividends paid	(10,172)	(9,916)	(9,670)
Other	(452)	(515)	(465)
Net Cash Used in Financing Activities	(11,650)	(15,848)	(14,508)
Net increase (decrease) in cash and cash equivalents	1,748	(2,304)	2,014
Cash and cash equivalents beginning of year	1,437	3,741	1,727
Cash and Cash Equivalents End of Year	$ 3,185	$ 1,437	$ 3,741